Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Assets
Other receivables	$ 8.2
Energy well equipment, net	5.9	$ 6.4
Right-of-use assets, net	3.8	4.2
Debt issue costs	1.6	1.1
Furniture and fixtures, net	1.0	0.7
Other assets	$ 20.5	$ 12.4